Property, plant and equipment - Schedule of Property, Plant and Equipment Including Right-of-Use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	$ 32,195	$ 30,424
Property, plant and equipment owned
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	13,928	9,000
Right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	$ 18,267	$ 21,424